ACCOUNTS PAYABLE AND ACCRUED LIABILITIES (Tables)	12 Months Ended
Mar. 31, 2024
Accounts Payable And Accrued Liabilities
Schedule of accounts payable and accrued liabilities

	As of March 31,
(In thousands)	2024	2023

Accrued CRO	$1,137	$58
Accrued bonuses and other payroll-related expenses	525	465
Accounts payable	482	274
Accrued legal fees	194	357
Accrued accounting and auditing fees	189	133
Accrued other professional fees	157	229
Accrued clinical and R&D services	109	264
Other	43	34
Accrued rent and administration	—	51
Total accounts payable and accrued liabilities	$2,836	$1,865